Shareholder Report, Line Graph (Details) - USD ($)					4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		16 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	40 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	52 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	88 Months Ended	93 Months Ended	96 Months Ended	100 Months Ended	105 Months Ended	108 Months Ended	112 Months Ended	117 Months Ended	120 Months Ended
	Nov. 07, 2018	Dec. 16, 2015	Aug. 13, 2015	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2019	Apr. 30, 2016	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2020	Apr. 30, 2017	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2018	Apr. 30, 2021	Apr. 30, 2018	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2022	Apr. 30, 2019	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2023	Apr. 30, 2020	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2024	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2025	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000008290 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Bloomberg MVP Multi-factor ETF — NAV Return
Accumulated Value				$ 10,000					$ 9,852				$ 11,713					$ 13,783				$ 14,196				$ 12,060				$ 18,008					$ 15,617			$ 16,413			$ 19,761			$ 21,797
C000008291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P SmallCap Momentum ETF — NAV Return
Accumulated Value				10,000					9,253				11,384					13,339				15,014				13,257				21,043					19,827			18,759			24,296			26,269
C000008292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P SmallCap Value with Momentum ETF — NAV Return
Accumulated Value				10,000					9,507				11,944					12,629				12,898				10,004				21,684					22,374			20,033			24,830			22,827
C000008293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Biotechnology & Genome ETF — NAV Return
Accumulated Value				10,000					7,508				8,265					9,252				10,062				10,250				14,529					10,850			12,070			11,738			12,033
C000008294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Food & Beverage ETF — NAV Return
Accumulated Value				10,000					10,406				11,034					10,846				11,429				10,285				14,157					16,159			16,684			17,090			17,202
C000008295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Leisure and Entertainment ETF — NAV Return
Accumulated Value				10,000					9,827				11,646					12,559				12,600				7,760				13,141					12,422			11,961			12,832			13,976
C000008296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Next Gen Media and Gaming ETF — NAV Return
Accumulated Value				10,000					9,482				10,571					11,061				13,252				10,708				20,075					15,679			13,555			16,498			20,577
C000008297 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Next Gen Connectivity ETF — NAV Return
Accumulated Value				10,000					9,181				11,953					13,830				17,689				16,175				24,034					22,914			20,904			25,979			30,440
C000008298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Pharmaceuticals ETF — NAV Return
Accumulated Value				10,000					8,814				8,685					8,858				9,125				9,201				11,583					11,364			11,724			11,785			12,661
C000008299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Semiconductors ETF — NAV Return
Accumulated Value				10,000					9,331				16,297					18,810				22,517				24,821				47,368					42,871			43,938			63,912			54,993
C000008300 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco AI and Next Gen Software ETF — NAV Return
Accumulated Value				10,000					9,950				12,605					16,702				22,666				23,345				38,557					24,845			24,668			32,062			31,132
C000008303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco International Dividend AchieversTM ETF — NAV Return
Accumulated Value				10,000					8,247				8,834					9,679				10,363				8,004				11,836					13,033			13,382			13,546			15,559
C000008304 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Dividend AchieversTM ETF — NAV Return
Accumulated Value				10,000					10,398				11,730					12,600				14,569				14,272				19,154					19,998			20,726			23,124			25,917
C000008306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Aerospace & Defense ETF — NAV Return
Accumulated Value				10,000					10,343				12,935					16,186				18,182				16,066				22,526					21,942			24,467			31,041			37,565
C000008307 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Building & Construction ETF — NAV Return
Accumulated Value				10,000					10,921				12,923					13,276				13,213				11,417				22,813					18,407			21,265			31,007			31,580
C000008308 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Energy Exploration & Production ETF — NAV Return
Accumulated Value				10,000					7,307				7,017					8,491				6,977				3,693				5,742					10,838			10,782			14,263			10,410
C000008310 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Oil & Gas Services ETF — NAV Return
Accumulated Value				10,000					7,094				5,818					5,427				3,870				1,398				2,004					2,674			3,024			3,916			2,879
C000008312 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco High Yield Equity Dividend AchieversTM ETF — NAV Return
Accumulated Value				10,000					11,492				13,555					14,162				15,691				12,778				19,438					20,588			20,421			21,432			22,317
C000008313 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Dorsey Wright Utilities Momentum ETF — NAV Return
Accumulated Value				10,000					11,486				13,054					13,204				15,975				15,361				17,911					18,826			18,260			18,926			23,286
C000008315 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Water Resources ETF — NAV Return
Accumulated Value				10,000					9,191				10,729					12,131				14,040				14,030				21,343					20,005			21,697			26,649			27,280
C000008316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Quality ETF — NAV Return
Accumulated Value				10,000					10,839				12,339					13,442				15,408				15,875				21,944					22,550			23,853			29,332			33,687
C000008319 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Golden Dragon China ETF — NAV Return
Accumulated Value				10,000					9,096				10,845					14,148				13,093				12,612				19,878					8,623			8,467			8,060			9,198
C000008320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco WilderHill Clean Energy ETF — NAV Return
Accumulated Value				10,000					7,281				7,543					9,034				10,548				12,144				33,627					19,883			14,397			8,481			6,642
C000008321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Large Cap Growth ETF — NAV Return
Accumulated Value				10,000					10,270				11,755					14,650				16,655				16,807				24,520					21,933			22,651			29,475			34,641
C000008322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Large Cap Value ETF — NAV Return
Accumulated Value				10,000					9,783				11,745					12,261				12,790				11,879				16,233					17,491			17,584			21,301			23,007
C000008323 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P MidCap Momentum ETF — NAV Return
Accumulated Value				10,000					9,166				10,989					14,401				18,681				17,288				27,479					26,517			24,668			35,921			38,354
C000008324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P MidCap Value with Momentum ETF — NAV Return
Accumulated Value				10,000					10,135				11,818					11,982				12,984				10,571				19,321					18,837			18,312			22,245			22,880
C000032719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco RAFI US 1000 ETF — NAV Return
Accumulated Value				10,000					9,977				11,589					12,779				13,852				12,579				19,438					20,109			20,333			24,025			26,046
C000033024 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco NASDAQ Internet ETF — NAV Return
Accumulated Value				10,000					10,581				13,716					17,871				19,711				20,315				33,784					19,363			19,441			26,365			31,191
C000035317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Dorsey Wright Energy Momentum ETF — NAV Return
Accumulated Value				10,000					7,797				7,516					8,815				6,732				3,315				5,417					9,371			8,957			11,211			9,237
C000035318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Dorsey Wright Financial Momentum ETF — NAV Return
Accumulated Value				10,000					9,689				10,319					11,933				12,224				11,206				18,225					16,470			14,980			17,535			20,228
C000035320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Dorsey Wright Healthcare Momentum ETF — NAV Return
Accumulated Value				10,000					7,682				9,540					13,462				13,486				17,045				27,107					21,078			20,794			21,061			20,884
C000035321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Dorsey Wright Industrials Momentum ETF — NAV Return
Accumulated Value				10,000					9,676				11,273					12,562				13,853				13,445				22,450					19,855			20,912			29,277			30,597
C000035322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 100 Equal Weight ETF — NAV Return
Accumulated Value				10,000					10,081				12,054					13,745				15,262				14,753				21,913					22,013			23,059			27,253			30,767
C000035324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P MidCap Quality ETF — NAV Return
Accumulated Value				10,000					9,798				11,169					12,230				13,312				12,576				21,057					19,129			20,531			28,725			27,202
C000035326 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Dorsey Wright Technology Momentum ETF — NAV Return
Accumulated Value				10,000					8,957				11,238					13,960				17,855				19,052				35,528					29,356			29,981			40,196			43,962
C000035327 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco BuyBack AchieversTM ETF — NAV Return
Accumulated Value				10,000					9,482				10,992					12,086				13,677				11,924				19,498					18,956			19,609			23,437			25,594
C000035336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco RAFI US 1500 Small-Mid ETF — NAV Return
Accumulated Value				10,000					9,551				11,695					13,067				13,426				10,654				18,862					17,618			17,130			20,033			20,262
C000035338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco MSCI Sustainable Future ETF — NAV Return
Accumulated Value				10,000					10,012				12,335					14,153				15,211				14,528				25,568					21,635			18,559			16,358			16,018
C000035343 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Dorsey Wright Basic Materials Momentum ETF — NAV Return
Accumulated Value				10,000					10,232				11,669					12,766				11,698				9,364				17,066					18,365			16,601			17,955			17,151
C000035344 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Dorsey Wright Consumer Cyclicals Momentum ETF — NAV Return
Accumulated Value				10,000					9,227				9,766					11,153				12,619				9,273				19,977					15,761			15,563			20,447			19,605
C000035345 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Dorsey Wright Consumer Staples Momentum ETF — NAV Return
Accumulated Value				10,000					10,967				11,858					13,521				14,671				12,380				19,345					17,551			18,839			20,190			23,639
C000037805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Dorsey Wright Momentum ETF — NAV Return
Accumulated Value				10,000					9,571				10,922					12,579				14,064				14,561				21,027					17,922			18,195			22,482			24,350
C000037806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Financial Preferred ETF — NAV Return
Accumulated Value				10,000					10,801				11,455					11,734				12,413				12,883				14,163					12,273			12,330			12,863			13,208
C000037807 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Global Listed Private Equity ETF — NAV Return
Accumulated Value				10,000					9,191				11,232					12,553				12,839				10,808				18,932					15,174			14,317			18,341			20,073
C000056583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500 BuyWrite ETF — NAV Return
Accumulated Value				10,000					10,090				11,286					12,031				12,410				10,721				13,551					14,643			14,427			15,682			17,108
C000101127 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500 GARP ETF — NAV Return
Accumulated Value				10,000					9,811				11,583					14,521				16,895				15,956				26,793					27,076			27,607			32,671			31,823
C000101128 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500 Value with Momentum ETF — NAV Return
Accumulated Value				10,000					9,916				12,246					13,353				14,475				11,762				18,459					19,741			18,978			21,715			23,134
C000197604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Equal Weight Real Estate ETF — NAV Return
Accumulated Value			$ 10,000				$ 10,465					$ 10,956					$ 10,946				$ 12,955				$ 11,712				$ 16,675					$ 18,875			$ 15,519			$ 16,051			$ 18,380
C000197605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Equal Weight Technology ETF — NAV Return
Accumulated Value				10,000					9,897				13,630					16,882				20,414				20,971				32,170					30,207			30,808			39,198			41,011
C000197606 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Equal Weight Utilities ETF — NAV Return
Accumulated Value				10,000					11,364				12,196					12,525				14,847				14,508				17,526					19,437			19,652			20,044			25,028
C000197607 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Pure Growth ETF — NAV Return
Accumulated Value				10,000					9,703				11,304					13,559				14,887				14,735				21,862					20,096			19,546			22,312			25,496
C000197608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Pure Value ETF — NAV Return
Accumulated Value				10,000					9,624				11,104					12,744				13,046				9,286				15,940					17,236			16,492			18,576			20,150
C000197609 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Top 50 ETF — NAV Return
Accumulated Value				10,000					10,324				12,245					13,836				16,000				17,057				24,386					24,680			25,344			32,614			37,134
C000197610 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P MidCap 400® GARP ETF — NAV Return
Accumulated Value				10,000					9,632				11,609					12,507				13,252				10,835				19,115					17,831			18,229			24,128			21,634
C000197611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P MidCap 400® Pure Growth ETF — NAV Return
Accumulated Value				10,000					9,479				10,867					12,234				12,106				10,598				18,362					15,029			14,839			19,470			18,223
C000197612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P MidCap 400® Pure Value ETF — NAV Return
Accumulated Value				10,000					9,607				11,441					12,273				13,163				9,088				18,465					18,045			19,220			22,957			23,010
C000197614 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Equal Weight Consumer Discretionary ETF — NAV Return
Accumulated Value				10,000					9,804				10,726					11,535				12,755				9,878				18,094					15,672			16,066			17,794			18,552
C000197615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P SmallCap 600® Pure Growth ETF — NAV Return
Accumulated Value				10,000					9,265				12,028					13,530				13,723				10,526				19,118					14,984			14,178			17,308			17,389
C000197616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P SmallCap 600® Pure Value ETF — NAV Return
Accumulated Value				10,000					9,441				10,721					11,404				10,917				7,062				14,664					15,267			14,970			17,010			16,045
C000197618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Dow Jones Industrial Average Dividend ETF — NAV Return
Accumulated Value		$ 10,000			$ 10,416					$ 12,277				$ 13,988					$ 15,980				$ 14,808				$ 20,144				$ 21,391					$ 21,470			$ 23,803			$ 26,638
C000197620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Zacks Mid-Cap ETF — NAV Return
Accumulated Value				10,000					9,997				12,006					13,323				14,745				12,163				19,088					19,436			19,061			21,598			22,807
C000197621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Zacks Multi-Asset Income ETF — NAV Return
Accumulated Value				10,000					8,859				10,149					11,098				11,727				8,686				13,653					13,203			13,241			15,998			16,314
C000197622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco Bloomberg Analyst Rating Improvers ETF — NAV Return
Accumulated Value				10,000					9,271				11,164					12,566				12,952				9,792				17,468					16,285			16,073			18,967			20,326
C000197623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P Spin-Off ETF — NAV Return
Accumulated Value				10,000					8,559				10,318					11,719				11,803				7,822				14,838					13,170			12,969			16,041			17,275
C000197625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Equal Weight Consumer Staples ETF — NAV Return
Accumulated Value				10,000					11,510				12,238					12,162				13,698				13,895				17,138					18,937			19,596			18,322			17,929
C000197627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Equal Weight Energy ETF — NAV Return
Accumulated Value				10,000					7,817				8,016					8,812				7,714				4,306				6,459					10,716			11,807			14,191			12,474
C000197628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Equal Weight ETF — NAV Return
Accumulated Value				10,000					9,940				11,564					12,847				14,189				12,914				20,239					20,416			20,478			23,145			24,651
C000197629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Equal Weight Financials ETF — NAV Return
Accumulated Value				10,000					9,927				12,557					14,877				15,171				12,578				21,712					21,300			19,318			23,391			27,414
C000197630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Equal Weight Health Care ETF — NAV Return
Accumulated Value				10,000					9,747				10,832					11,867				12,925				14,382				18,950					19,140			20,480			20,484			19,869
C000197631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Equal Weight Industrials ETF — NAV Return
Accumulated Value				10,000					10,101				12,152					13,444				14,950				13,201				22,558					21,723			23,145			28,635			30,873
C000197632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Equal Weight Materials ETF — NAV Return
Accumulated Value				10,000					9,820				11,274					12,573				13,034				11,639				20,771					22,885			20,982			23,041			20,974
C000205462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Equal Weight Communication Services ETF — NAV Return
Accumulated Value	$ 10,000					$ 10,007					$ 9,117					$ 15,581				$ 12,325				$ 11,349				$ 11,698					$ 14,865
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Index
Accumulated Value	10,000		10,000	10,000					10,121				11,934					13,517				15,341				15,474				22,589					22,637			23,240			28,507			31,955
NASDAQ Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								NASDAQ® Composite Index
Accumulated Value				10,000					9,781				12,538					14,805				17,147				19,032				30,128					26,789			26,795			34,588			38,813
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE® Index (Net)
Accumulated Value				10,000					9,068				10,092					11,557				11,185				9,917				13,871					12,741			13,814			15,096			16,993
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000® Index
Accumulated Value				10,000					9,982				11,837					13,382				15,079				14,922				22,520					21,819			22,146			27,085			30,174
MSCI China Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI China Index (Net)
Accumulated Value				10,000					6,942				8,547					11,563				11,086				10,859				14,872					9,491			8,941			8,335			10,513
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index (Net)
Accumulated Value				10,000					9,434				10,861					12,400				13,028				12,382				18,046					17,064			17,416			20,457			22,879
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000					10,272				10,357					10,324				10,870				12,049				12,017					10,994			10,947			10,786			11,651
Blended Invesco Bloomberg MVP Multi Factor Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - Invesco Bloomberg MVP Multi-Factor Benchmark
Accumulated Value				10,000					9,921				11,876					14,065				14,586				12,472				18,749					16,381			17,305			20,823			23,071
Blended S And P SmallCap 600 Momentum Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - S&P SmallCap 600® Momentum Index
Accumulated Value				10,000					9,276				11,421					13,367				15,045				13,333				21,258					20,113			19,104			24,847			26,961
S And P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500® Index
Accumulated Value		10,000		10,000	10,073					11,916				13,465					15,186				15,075				22,297					$ 22,194				22,733			27,751			30,837
S And P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P SmallCap 600® Index
Accumulated Value				10,000					10,026				12,458					14,056				14,677				11,801				20,871					19,089			18,355			20,659			20,261
Blended S And P SmallCap 600 High Momentum Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - S&P SmallCap 600® High Momentum Value Index
Accumulated Value				10,000					9,525				11,999					12,717				13,022				10,140				22,055					22,844			20,545			25,564			23,595
Dynamic Biotech And Genome Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dynamic Biotech & Genome Intellidex® Index
Accumulated Value				10,000					7,468				8,188					9,189				10,023				10,281				14,664					11,021			12,325			12,057			12,421
S And P Composite 1500 Biotechnology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500® Biotechnology Index
Accumulated Value				10,000					9,210				9,622					10,243				10,021				12,673				13,610					13,915			15,834			16,566			18,393
Dynamic Food And Beverage Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dynamic Food & Beverage Intellidex® Index
Accumulated Value				10,000					10,471				11,179					11,062				11,708				10,608				14,663					16,840			17,493			18,051			18,290
S And P Composite 1500 Food Beverage And Tobacco Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500® Food Beverage & Tobacco Index
Accumulated Value				10,000					11,754				12,980					11,901				13,419				12,986				16,302					18,758			19,879			19,034			21,011
Dynamic Leisure And Entertainment Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dynamic Leisure & Entertainment Intellidex® Index
Accumulated Value				10,000					9,897				11,820					12,840				12,952				8,040				13,693					12,989			12,583			13,511			14,796
S And P Composite 1500 Hotels Restaurants And Leisure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500® Hotels Restaurants & Leisure Index
Accumulated Value				10,000					10,933				13,251					15,281				17,490				14,763				23,517					21,000			24,299			26,773			29,001
Blended Invesco Next Gen Media and Gaming Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - Invesco Next Gen Media and Gaming Benchmark
Accumulated Value				10,000					9,549				10,723					11,304				13,604				11,068				20,849					16,407			14,033			17,152			21,514
S And P Composite 1500 Media Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500® Media Index
Accumulated Value				10,000					9,911				11,887					10,567				13,602				12,115				18,536					13,695			13,474			12,236			12,690
Blended Invesco Next Gen Connectivity Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - Invesco Next Gen Connectivity Benchmark
Accumulated Value				10,000					9,215				12,049					13,965				17,934				16,522				24,688					23,319			21,388			26,702			31,311
S And P Composite 1500 Communications Equipment Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500® Communications Equipment Index
Accumulated Value				10,000					9,182				11,790					14,986				18,924				15,270				19,260					19,781			20,861			23,196			29,579
Dynamic Pharmaceutical Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dynamic Pharmaceutical Intellidex® Index
Accumulated Value				10,000					8,861				8,769					8,993				9,324				9,454				11,970					11,802			12,230			12,357			13,354
S And P Composite 1500 Pharmaceuticals Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500® Pharmaceuticals Index
Accumulated Value				10,000					9,861				10,549					10,787				12,459				13,819				15,266					18,807			19,489			22,154			22,908
Dynamic Semiconductor Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dynamic Semiconductor Intellidex® Index
Accumulated Value				10,000					9,399				16,529					19,206				23,141				25,675				49,301					44,847			46,205			67,616			58,490
S And P Composite 1500 Semiconductor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500® Semiconductor Index
Accumulated Value				10,000					9,815				14,016					18,578				21,692				24,618				38,567					39,422			44,937			93,149			106,193
Blended Invesco AI and Next Gen Software Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - Invesco AI and Next Gen Software Benchmark
Accumulated Value				10,000					10,024				12,791					17,068				23,318				24,132				40,104					25,976			25,596			33,471			32,631
S And P Composite 1500 Software And Services Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500® Software & Services Index
Accumulated Value				10,000					11,115				14,143					17,684				22,360				25,914				36,992					35,103			37,603			47,735			52,535
Nasdaq International Dividend AchieversTM Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nasdaq International Dividend Achievers™ Index (Net)
Accumulated Value				10,000					8,259				8,860					9,733				10,436				8,069				11,962					13,171			13,491			13,618			15,606
Nasdaq US Broad Dividend AchieversTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nasdaq US Broad Dividend Achievers™ Index
Accumulated Value				10,000					10,451				11,857					12,808				14,884				14,639				19,754					20,729			21,594			24,218			27,283
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000® Value Index
Accumulated Value				10,000					9,932				11,654					12,519				13,593				11,977				17,699					17,839			17,958			20,374			22,026
S And P Composite 1500 Aerospace And Defense Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500® Aerospace & Defense Index
Accumulated Value				10,000					10,771				13,669					18,002				19,560				15,201				20,129					20,716			23,202			26,767			31,834
SPADE Defense Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								SPADE® Defense Index
Accumulated Value				10,000					10,410				13,099					16,489				18,627				16,536				23,328					22,837			25,553			32,607			39,701
Dynamic Building And Construction Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dynamic Building & Construction Intellidex® Index
Accumulated Value				10,000					10,998				13,104					13,543				13,572				11,803				23,732					19,256			22,383			32,820			33,639
S And P Composite 1500 Construction And Engineering Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500® Construction & Engineering Index
Accumulated Value				10,000					10,101				11,853					12,376				12,612				10,304				21,011					21,009			28,114			39,798			45,017
Dynamic Energy Exploration And Production Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dynamic Energy Exploration & Production Intellidex® Index
Accumulated Value				10,000					7,301				7,055					8,590				7,107				3,777				5,895					11,203			11,245			14,940			10,969
S And P Composite 1500 Oil And Gas Exploration And Production Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500® Oil & Gas Exploration & Production Index
Accumulated Value				10,000					7,046				6,934					7,902				6,889				3,746				5,717					10,542			11,251			13,699			11,148
Dynamic Oil Services Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dynamic Oil Services Intellidex® Index
Accumulated Value				10,000					7,136				5,893					5,521				3,960				1,442				2,089					2,845			3,236			4,219			3,121
S And P Composite 1500 Energy Equipment And Services Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500® Energy Equipment & Services Index
Accumulated Value				10,000					8,019				7,843					8,037				5,207				2,026				3,241					4,878			5,210			5,746			4,114
Nasdaq US Dividend AchieversTM 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nasdaq US Dividend Achievers™ 50 Index
Accumulated Value				10,000					11,556				13,696					14,379				16,013				13,098				20,055					21,340			21,262			22,445			23,493
Dow Jones U S Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones U.S. Select Dividend Index
Accumulated Value				10,000					10,885				12,582					13,727				14,967				12,470				19,122					20,653			20,480			21,711			24,316
S And P 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Utilities Index
Accumulated Value				10,000					11,367				12,568					12,974				15,304				15,432				18,618					20,503			20,459			20,501			25,006
Dorsey Wright Utilities Technical LeadersTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dorsey Wright Utilities Technical Leaders™ Index
Accumulated Value				10,000					11,553				13,203					13,437				16,351				15,813				18,550					19,610			19,135			19,944			24,701
Nasdaq OMX US Water IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nasdaq OMX US Water Index℠
Accumulated Value				10,000					9,255				10,873					12,379				14,401				14,473				22,157					20,978			22,890			28,280			29,124
Blended S And P 500 Quality Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - S&P 500® Quality Index
Accumulated Value				10,000					10,870				12,413					13,561				15,577				16,065				22,248					22,898			24,258			29,880			34,377
FTSE China 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE China 50 Index
Accumulated Value				10,000					6,812				8,053					10,329				10,012				9,216				11,197					7,916			7,228			6,965			9,418
Nasdaq Golden Dragon China IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nasdaq Golden Dragon China Index™
Accumulated Value				10,000					9,138				10,918					14,301				13,294				12,861				20,387					8,847			8,711			8,265			9,435
WilderHill Clean Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								WilderHill Clean Energy Index
Accumulated Value				10,000					7,141				7,294					8,726				10,070				11,439				31,552					18,446			12,907			7,397			5,720
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000® Growth Index
Accumulated Value				10,000					9,173				11,381					13,270				14,187				12,879				21,786					16,025			16,141			18,140			18,579
Dynamic Large Cap Growth Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dynamic Large Cap Growth Intellidex® Index
Accumulated Value				10,000					10,329				11,900					14,921				17,056				17,312				25,405					22,849			23,731			31,051			36,700
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000® Growth Index
Accumulated Value				10,000					10,107				12,078					14,367				16,872				18,700				28,314					26,800			27,426			36,148			41,400
Dynamic Large Cap Value Intellidex Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dynamic Large Cap Value Intellidex® Index
Accumulated Value				10,000					9,845				11,892					12,489				13,079				12,206				16,791					18,197			18,405			22,417			24,320
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000® Value Index
Accumulated Value				10,000					9,960				11,608					12,479				13,610				12,111				17,673					17,906			18,123			20,556			22,313
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P MidCap 400® Index
Accumulated Value				10,000					9,906				11,932					13,098				14,014				11,920				20,015					18,608			18,856			22,028			22,291
Blended S And P MidCap 400 Momentum Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - S&P MidCap 400® Momentum Index
Accumulated Value				10,000					9,196				11,064					14,551				18,936				17,587				28,062					27,167			25,361			37,073			39,730
Blended S And P MidCap 400 High Momentum Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - S&P MidCap 400® High Momentum Value Index
Accumulated Value				10,000					10,170				11,899					12,114				13,175				10,741				19,719					19,303			18,820			22,957			23,698
Custom Invesco RAFI U S 1000 ETF Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Custom Invesco RAFI U.S. 1000 ETF Benchmark
Accumulated Value				10,000					10,010				11,674					12,917				14,050				12,791				19,841					20,601			20,906			24,785			26,980
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000® Index
Accumulated Value				10,000					10,034				11,843					13,402				15,189				15,202				22,723					22,247			22,651			27,820			31,142
RAFITM Fundamental Select US 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								RAFI™ Fundamental Select US 1000 Index
FTSE RAFITM US 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE RAFI™ US 1000 Index
Nasdaq CTA Internet IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nasdaq CTA Internet Index℠
Accumulated Value				10,000					10,639				13,863					18,166				20,144				20,885				34,929					20,134			20,328			27,733			32,948
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nasdaq-100® Index
Accumulated Value				10,000					9,959				12,969					15,510				18,473				21,595				33,521					31,304			32,552			43,221			48,884
Dorsey Wright Energy Technical LeadersTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dorsey Wright Energy Technical Leaders™ Index
Accumulated Value				10,000					7,853				7,601					8,957				6,887				3,403				5,598					9,735			9,348			11,765			9,751
S And P 500 Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Energy Index
Accumulated Value				10,000					8,609				8,787					9,880				9,160				5,652				7,674					12,341			14,713			16,632			14,833
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Financials Index
Accumulated Value				10,000					9,852				12,528					14,858				15,496				12,907				21,025					20,395			20,024			24,833			30,500
Dorsey Wright Financials Technical LeadersTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dorsey Wright Financials Technical Leaders™ Index
Accumulated Value				10,000					9,751				10,460					12,176				12,547				11,565				18,928					17,212			15,753			18,526			21,508
Dorsey Wright Healthcare Technical LeadersTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dorsey Wright Healthcare Technical Leaders™ Index
Accumulated Value				10,000					7,744				9,683					13,729				13,834				17,558				28,072					21,976			21,769			22,147			21,992
S And P 500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Health Care Index
Accumulated Value				10,000					9,892				10,890					12,079				13,350				15,288				18,912					20,645			21,505			22,990			23,418
Dorsey Wright Industrials Technical Leaders TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dorsey Wright Industrials Technical Leaders™ Index
Accumulated Value				10,000					9,740				11,423					12,813				14,220				13,872				23,313					20,742			21,961			30,932			32,473
S And P 500 Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Industrials Index
Accumulated Value				10,000					10,415				12,435					13,536				14,965				12,586				20,339					19,271			20,627			25,502			27,997
Blended S And P 100 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - S&P 100® Equal Weight Index
Accumulated Value				10,000					10,106				12,118					13,853				15,421				14,940				22,237					22,397			23,521			27,872			31,549
S And P 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 100® Index
Accumulated Value				10,000					10,222				12,058					13,554				15,567				16,291				23,535					23,596			24,426			30,915			35,361
Blended S And P MidCap 400 Quality Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - S&P MidCap 400® Quality Index
Accumulated Value				10,000					9,817				11,215					12,304				13,423				12,706				21,340					19,436			20,905			29,329			27,843
Dorsey Wright Technology Technical LeadersTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dorsey Wright Technology Technical Leaders™ Index
Accumulated Value				10,000					9,013				11,352					14,165				18,248				19,586				36,739					30,526			31,375			42,230			46,445
S And P 500 Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Information Technology Index
Accumulated Value				10,000					9,990				13,523					16,856				20,692				24,431				37,651					38,365			41,464			56,996			64,854
Nasdaq US BuyBack AchieversTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nasdaq US BuyBack Achievers™ Index
Accumulated Value				10,000					9,541				11,133					12,316				14,023				12,286				20,230					19,781			20,571			24,743			27,171
Custom Invesco RAFI U S 1500 Small Mid ETF Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Custom Invesco RAFI U.S. 1500 Small-Mid ETF Benchmark
Accumulated Value				10,000					9,570				11,743					13,147				13,542				10,765				19,101					17,889			17,422			20,406			20,697
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000® Index
Accumulated Value				10,000					9,406				11,816					13,179				13,787				11,527				20,163					16,762			16,151			18,302			18,462
RAFITM Fundamental Select US 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								RAFI™ Fundamental Select US 1500 Index
FTSE RAFITM US 1500 Mid Small Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE RAFI™ US 1500 Mid Small Index
Blended MSCI Global Environment Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - MSCI Global Environment Select Index
Accumulated Value				10,000					10,067				12,514					14,474				15,627				14,986				26,617					23,004			19,326			17,192			16,897
S And P 500 Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Materials Index
Accumulated Value				10,000					9,570				11,023					12,035				12,401				11,511				18,749					19,568			18,976			21,316			20,617
Dorsey Wright Basic Materials Technical LeadersTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dorsey Wright Basic Materials Technical Leaders™ Index
Accumulated Value				10,000					10,301				11,829					13,028				12,011				9,684				17,765					19,235			17,479			18,998			18,242
Dorsey Wright Consumer Cyclicals Technical LeadersTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dorsey Wright Consumer Cyclicals Technical Leaders™ Index
Accumulated Value				10,000					9,286				9,894					11,329				12,888				9,532				20,583					16,347			16,221			21,414			20,651
S And P 500 Consumer Discretionary Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Consumer Discretionary Index
Accumulated Value				10,000					10,693				12,381					14,463				16,905				17,201				26,026					23,210			21,242			26,410			29,405
Dorsey Wright Consumer Staples Technical LeadersTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dorsey Wright Consumer Staples Technical Leaders™ Index
Accumulated Value				10,000					11,038				12,014					13,783				15,043				12,777				20,065					18,257			19,719			21,260			25,041
S And P 500 Consumer Staples Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Consumer Staples Index
Accumulated Value				10,000					11,086				12,044					11,304				13,382				13,867				17,027					19,837			20,282			20,799			23,885
Dorsey Wright Technical Leaders TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dorsey Wright Technical Leaders™ Index
Accumulated Value				10,000					9,635				11,070					12,832				14,430				15,027				21,842					18,736			19,138			23,787			25,922
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000® Growth Index
Accumulated Value				10,000					10,032				12,021					14,279				16,651				18,228				27,782					25,886			26,467			34,605			39,473
Blended ICE Exchange Listed Fixed Rate Financial Preferred Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index
Accumulated Value				10,000					10,848				11,498					11,851				12,610				13,081				14,441					12,565			12,655			13,270			13,687
S And P U S Preferred Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P U.S. Preferred Stock Index
Accumulated Value				10,000					10,469				11,124					11,266				11,907				12,077				14,148					12,769			12,748			13,743			14,375
Red Rocks Global Listed Private Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Red Rocks Global Listed Private Equity Index
Accumulated Value				10,000					9,176				11,317					12,804				13,164				11,127				19,709					16,024			15,129			19,567			21,504
CBOE S And P 500 BuyWrite IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								CBOE S&P 500 BuyWrite Index℠
Accumulated Value				10,000					10,171				11,466					12,313				12,747				11,068				14,096					15,304			15,134			16,514			18,082
Blended S And P 500 GARP Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - S&P 500® GARP Index
Accumulated Value				10,000					9,849				11,673					14,690				17,149				16,246				27,387					27,771			28,400			33,736			32,985
Blended S AND P 500 High Momentum Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - S&P 500® High Momentum Value Index
Accumulated Value				10,000					9,947				12,333					13,508				14,695				11,985				18,886					20,280			19,557			22,471			24,040
S And P 500 Equal Weight Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Equal Weight Real Estate Index
Accumulated Value			$ 10,000				$ 10,479					$ 11,014					$ 11,052				$ 13,127				$ 11,887				$ 16,990					$ 19,307			$ 15,934			$ 16,538			$ 19,017
S And P 500 Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Real Estate Index
S And P 500 Equal Weight Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Equal Weight Information Technology Index
Accumulated Value				10,000					9,940				13,750					17,104				20,769				21,413				32,985					31,094			31,830			40,666			42,729
S And P 500 Equal Weight Utilities Plus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Equal Weight Utilities Plus Index
Accumulated Value				10,000					11,408				12,297					12,683				15,093				14,785				17,932					19,974			20,270			20,749			26,027
S And P 500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Growth Index
Accumulated Value				10,000					10,173				12,122					14,270				16,686				17,913				26,666					25,803			25,320			32,080			37,699
S And P 500 Pure Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Pure Growth Index
Accumulated Value				10,000					9,737				11,382					13,705				15,107				15,001				22,337					20,605			20,099			23,023			26,412
S And P 500 Pure Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Pure Value Index
Accumulated Value				10,000					9,656				11,180					12,881				13,229				9,414				16,222					17,604			16,887			19,078			20,761
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Value Index
Accumulated Value				10,000					10,028				11,645					12,612				13,842				12,921				18,206					18,797			20,065			23,708			24,893
Blended S And P 500 Top 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - S&P 500® Top 50 Index
Accumulated Value				10,000					10,338				12,291					13,920				16,126				17,218				24,667					25,013			25,727			33,176			37,862
Blended Invesco S And P MidCap 400 GARP Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - Invesco S&P MidCap 400 GARP Benchmark
Accumulated Value				10,000					9,691				11,730					12,679				13,489				11,060				19,593					18,344			18,813			25,000			22,492
S And P MidCap 400 Pure Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P MidCap 400® Pure Growth Index
Accumulated Value				10,000					9,516				10,948					12,369				12,278				10,743				18,674					15,337			15,186			19,993			18,770
S and P Midcap 400 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P MidCap 400® Growth Index
Accumulated Value				10,000					9,923				11,934					13,429				14,268				13,025				21,061					18,608			18,755			22,914			22,367
S And P MidCap 400 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P MidCap 400® Value Index
Accumulated Value				10,000					9,855				11,828					12,638				13,627				10,675				18,519					18,092			18,398			20,477			21,538
S And P MidCap 400 Pure Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P MidCap 400® Pure Value Index
Accumulated Value				10,000					9,641				11,517					12,386				13,329				9,216				18,785					18,422			19,678			23,589			23,730
S And P 500 Equal Weight Consumer Discretionary Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Equal Weight Consumer Discretionary Index
Accumulated Value				10,000					9,845				10,810					11,668				12,949				10,053				18,487					16,070			16,529			18,380			19,244
S And P SmallCap 600 Pure Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P SmallCap 600® Pure Growth Index
Accumulated Value				10,000					9,293				12,090					13,628				13,879				10,687				19,483					15,306			14,535			17,806			17,947
S And P SmallCap 600 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P SmallCap 600® Growth Index
Accumulated Value				10,000					9,993				12,568					14,308				15,309				13,012				22,165					19,425			18,522			21,879			21,552
S And P SmallCap 600 Pure Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P SmallCap 600® Pure Value Index
Accumulated Value				10,000					9,471				10,782					11,491				11,033				7,149				14,891					15,561			15,318			17,459			16,534
S And P SmallCap 600 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P SmallCap 600® Value Index
Accumulated Value				10,000					10,072				12,337					13,778				14,076				10,635				19,409					18,499			17,949			19,198			18,711
Dow Jones Industrial Average Yield Weighted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones Industrial Average Yield Weighted Index
Accumulated Value		10,000			10,431					12,342				$ 14,109					16,136				14,930				20,335				21,610					21,696			24,074			26,965
Dow Jones Industrial Average S000060802 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones Industrial Average Index
Accumulated Value		$ 10,000			$ 10,096					$ 12,206					$ 14,414				$ 16,234				$ 15,234				$ 21,650				$ 21,472					$ 22,684			$ 25,690			$ 28,125
Zacks Mid Cap Core Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Zacks Mid-Cap Core Index
Accumulated Value				10,000					10,041				12,140					13,572				15,123				12,560				19,863					20,378			20,112			22,954			24,413
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap® Index
Accumulated Value				10,000					9,786				11,420					12,696				14,053				12,648				20,182					18,951			18,631			21,677			23,267
Zacks Multi Asset Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Zacks Multi-Asset Income Index
Accumulated Value				10,000					8,902				10,277					11,315				12,036				8,966				14,151					13,782			13,791			16,742			17,145
Blended Invesco Bloomberg Analyst Rating Improvers ETF Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - Invesco Bloomberg Analyst Rating Improvers ETF Benchmark
Accumulated Value				10,000					9,337				11,319					12,817				13,305				10,139				18,238					17,131			17,033			20,200			21,597
Blended S And P U S Spin Off Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Blended - S&P U.S. Spin-Off Index
Accumulated Value				10,000					8,581				10,388					11,869				12,028				8,022				15,307					13,677			13,555			16,853			18,252
S And P 500 Equal Weight Consumer Staples Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Equal Weight Consumer Staples Index
Accumulated Value				10,000					11,562				12,344					12,322				13,931				14,178				17,564					19,492			20,261			19,022			18,675
Custom Invesco S And P 500 Equal Weight Energy ETF Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Custom Invesco S&P 500 Equal Weight Energy ETF Benchmark
Accumulated Value				10,000					7,834				8,066					8,896				7,815				4,369				6,579					10,983			12,138			14,652			12,930
S And P 500 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Equal Weight Index
Accumulated Value				10,000					9,981				11,658					12,982				14,361				13,079				20,541					20,763			20,856			23,607			25,238
S And P 500 Equal Weight Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Equal Weight Financials Index
Accumulated Value				10,000					9,959				12,723					15,138				15,498				12,883				22,330					21,989			20,012			24,333			28,642
S And P 500 Equal Weight Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Equal Weight Health Care Index
Accumulated Value				10,000					9,789				10,922					12,013				13,138				14,670				19,408					19,684			21,148			21,228			20,676
S And P 500 Equal Weight Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Equal Weight Industrials Index
Accumulated Value				10,000					10,143				12,253					13,615				15,204				13,459				23,098					22,330			23,880			29,666			32,113
S And P 500 Equal Weight Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Equal Weight Materials Index
Accumulated Value				$ 10,000					$ 9,876				$ 11,385					$ 12,751				$ 13,271				$ 11,881				$ 21,279					$ 23,529			$ 21,638			$ 23,859			$ 21,800
S And P 500 Equal Weight Communication Services Plus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Equal Weight Communication Services Plus Index
Accumulated Value	10,000					10,024					9,170					15,736				12,495				11,543				11,941					15,233
S And P 500 Communication Services Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Communication Services Index
Accumulated Value	$ 10,000					$ 11,015					$ 11,378					$ 17,345				$ 13,444				$ 13,598				$ 19,216					$ 22,451